Cash Flows - Change in Non-cash Working Capital (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of cash flow statement [Abstract]
Disclosure Of Changes In Non-Cash Working Capital

Non-cash Working Capital
($ millions)	2020	2019
Decrease (increase) in non-cash working capital
Accounts receivable	724	(176)
Inventories	377	(502)
Prepaid expenses	(14)	(30)
Accounts payable and accrued liabilities	(1,152)	604
Change in non-cash working capital	(65)	(104)
Relating to:
Operating activities	347	(280)
Financing activities	11	3
Investing activities	(423)	173